FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [line Items]
Schedule of financial assets that are either past due or impaired

The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of “past due” loans consistent with IFRS 7.

	2020						2019
			Loans with delays in						Loans with delays in
			payments of one day						payments of one day
		Current but	or more but not	Internal		Total past		Current but	or more but not	Internal		Total past
	Current	impaired	considered internal	overdue		due under	Current	impaired	considered internal	overdue		due under
	loans	loans	overdue loans	loans	Total	IFRS 7	loans	loans	overdue loans	loans	Total	IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	124,673,294	—	—	1,839	124,675,133	1,839	106,143,943	—	—	103	106,144,046	103
Past due but not impaired	−	—	1,824,361	358,107	2,182,468	2,182,468	(30)	—	2,569,349	275,296	2,844,615	2,844,645
Impaired debt	−	4,860,128	620,473	4,325,623	9,806,224	4,946,097	—	2,274,182	515,628	3,029,487	5,819,297	3,545,115
Total	124,673,294	4,860,128	2,444,834	4,685,569	136,663,825	7,130,404	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958	6,389,863

Schedule of detailed information about impaired loans,fair value of collateral and allowance of loan losses

The detail of the gross amount of impaired credits by type of credit, together with the fair value of the related collateral and the amounts of its provision for doubtful accounts, are as follows:

	2020					2019
		Residential	Small and				Residential
	Commercial	mortgage	microenterprise	Consumer		Commercial	mortgage	Microbusiness	Consumer
	loans	loans	loans	loans	Total	loans	loans	loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Impaired loans	5,062,586	1,143,896	1,972,003	1,627,739	9,806,224	2,812,011	994,479	1,253,969	758,836	5,819,295
Fair value of collateral	4,414,346	975,834	433,151	233,665	6,056,996	2,491,069	864,473	330,347	193,319	3,879,208
Allowance for loan losses	1,755,096	638,845	1,406,014	1,375,499	5,175,454	982,950	472,718	931,587	629,558	3,016,813

Schedule of classification of loans by banking and maturity

The classification of loans by type of banking and maturity is as follows:

	2020					2019
			Loans with delays in					Loans with delays in
			payments of one day					payments of one day
		Current but	or more but not	Internal			Current but	or more but not	Internal
	Current	impaired	considered internal	overdue		Current	impaired	considered internal	overdue
	loans	loans	overdue loans	loans	Total	loans	loans	overdue loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	74,198,115	3,117,852	683,061	1,900,741	79,899,769	59,218,904	1,460,816	1,027,177	1,390,176	63,097,073
Residential mortgage loans	18,828,934	376,053	744,339	619,052	20,568,378	17,985,809	284,279	868,087	537,646	19,675,821
Small and microenterprise loans	19,431,050	683,370	520,062	1,355,422	21,989,904	14,898,270	247,076	635,436	973,043	16,753,825
Consumer loans	12,215,195	682,853	497,372	810,354	14,205,774	14,040,930	282,011	554,277	404,021	15,281,239
Total	124,673,294	4,860,128	2,444,834	4,685,569	136,663,825	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958

Schedule of carring amount of allowances for direct and indirect loans losses and its estimation

The following table provides a comparison between the carrying amount of provision of credit loss for direct and indirect loan and its estimation under three scenarios: base, optimistic and pessimistic.

	2020	2019
	S/(000)	S/(000)
Carrying amount	10,435,623	5,507,759

Scenarios:
Optimistic	10,100,156	5,426,608
Base Case	10,460,012	5,509,729
Pessimistic	11,018,666	5,584,965

Schedule of risk rating analysis of investments

The following table shows the analysis of the risk-rating of the investments, provided by the institutions referred to above:

	2020		2019
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA (i)	—	—	1,621,270	4.8
AA- a AA+ (i)	—	—	1,853,042	5.5
A- to A+ (i)	1,369,969	2.5	8,970,590	26.8
BBB- to BBB+ (ii)	21,395,476	38.8	1,874,556	5.6
BB- to BB+	901,934	1.6	517,146	1.5
Lower and equal to +B	5,590	—	—	—
Unrated:
BCRP certificates of deposit (iii)	17,237,158	31.3	8,665,272	25.8
Listed and unlisted securities	514,297	0.9	573,485	1.7
Restricted mutual funds	436,881	0.8	460,086	1.4
Investment funds	212,951	0.4	102,085	0.3
Mutual funds	302,212	0.5	291,024	0.9
Other instruments	82,664	0.1	264,497	0.8
Subtotal	42,459,132	76.9	25,193,053	75.1

	2020		2019
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	700,312	1.3	657,787	2.0
AA- a AA+	1,043,409	1.9	854,501	2.5
A- to A+	2,395,327	4.4	1,581,995	4.7
BBB- to BBB+	4,594,711	8.4	2,974,639	8.9
BB- to BB+	1,733,080	3.1	996,917	3.0
Lower and equal to +B	129,094	0.2	54,316	0.2
Unrated:
Listed and unlisted securities	267,943	0.5	88,799	0.3
Participations of RAL funds	278,819	0.5	300,398	0.9
Mutual funds	677,084	1.2	302,528	0.9
Investment funds	155,183	0.3	294,158	0.9
Hedge funds	122,433	0.2	33,223	0.1
Other instruments	617,215	1.1	198,217	0.5
Subtotal	12,714,610	23.1	8,337,478	24.9
Total	55,173,742	100.0	33,530,531	100.0

(i)    The decrease in the balances is due to the fall in the rating mainly of corporate bonds. As of December 31, 2020, its rating is mainly BBB+, due to the COVID-19 crisis. See more details in Note 2(b).

(ii)   The increase in the balance is due to the indicated in the previous paragraph, to the fall in the rating of the sovereign bonds of the Peruvian Treasury, whose rating as of December 31, 2020 is BBB+ and as of December 31, 2019 were A-, and to the purchase of sovereign bonds from the Peruvian Treasury. This rating maintained by the instruments is due to the COVID-19 crisis. See more details in Note 2(b).

(iii)  The increase in the balance is due to the acquisition of new instruments. See more details in Notes 6(a)(i) and 6(b)(i).

Concentration of financial instruments exposed to credit risk

As of December 31, 2020 and 2019, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2020					2019
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru (**)	1,872,875	—	26,003,491	15,364,283	43,240,649	—	—	21,166,346	8,665,272	29,831,618
Financial services	2,902,651	168,452	16,946,211	5,941,069	25,958,383	2,856,512	237,240	13,346,814	2,883,301	19,323,867
Commerce	18,817	—	24,029,835	490,612	24,539,264	21,228	12,468	18,478,960	452,214	18,964,870
Manufacturing	409,490	91,110	19,155,347	2,694,326	22,350,273	202,554	36,686	16,923,024	1,225,118	18,387,382
Government and public administration	1,888,710	—	5,374,603	12,831,954	20,095,267	1,581,527	12,994	3,995,389	7,170,624	12,760,534
Mortgage loans	—	—	19,738,710	—	19,738,710	—	—	18,933,894	—	18,933,894
Consumer loans	—	—	13,144,271	—	13,144,271	—	—	14,769,022	—	14,769,022
Real estate and leasing	93,422	3,073	11,798,614	179,368	12,074,477	43,203	125,201	8,841,466	1,276,941	10,286,811
Communications, storage and transportation	76,711	367,908	7,416,065	924,885	8,785,569	17,306	59,392	6,003,950	1,071,335	7,151,983
Community services	37	—	7,382,713	—	7,382,750	—	—	5,651,923	5,798	5,657,721
Electricity, gas and water	194,542	116,209	3,533,722	2,893,815	6,738,288	91,055	50,929	3,204,625	2,286,932	5,633,541
Construction	35,557	—	3,807,260	331,946	4,174,763	20,847	3,967	2,762,340	322,864	3,110,018
Agriculture	10,815	—	4,044,735	15,473	4,071,023	1,963	—	3,465,369	17,887	3,485,219
Mining	76,012	8,083	3,470,665	241,063	3,795,823	41,687	27,875	3,268,970	146,362	3,484,894
Education, health and others	20,285	68,435	1,712,817	1,680,135	3,481,672	4,543	53,792	1,455,374	644,143	2,157,852
Hotels and restaurants	—	—	2,762,674	—	2,762,674	—	—	2,313,523	—	2,313,523
Insurance	10,080	—	1,898,194	919	1,909,193	5,100	—	123,771	986	129,857
Fishing	923	—	639,227	9,169	649,319	321	—	465,818	—	466,139
Others	71,041	—	3,147,190	144,872	3,363,103	55,023	—	2,933,989	32,946	3,021,958
Total	7,681,968	823,270	176,006,344	43,743,889	228,255,471	4,942,869	620,544	148,104,567	26,202,723	179,870,703

(*)It includes non-trading investments that did not pass SPPI test.

(**) The increase in the balance corresponds mainly to (i) the purchase of certificates of deposits from the BCRP and (ii) the increase in deposits with the Central Reserve Bank of Peru; see more details in Notes 6(a)(i) and 6(b)(i), and in Note 4(b), respectively

Schedule of summary of financial assets subject to offsetting

Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2020

			Related amounts not offset in the
		Net of financial	consolidated statement of
		assets presented	financial position
	Gross amounts	in the consolidated		Cash
	recognized	statements of	Financial	collateral
Details	financial assets	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,214,497	1,214,497	(85,156)	(33,784)	1,095,557
Cash collateral, reverse repurchase agreements and securities borrowing	2,394,302	2,394,302	—	(1,340,272)	1,054,030
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	2,766,162	2,766,162	(1,128,875)	—	1,637,287
Total	6,374,961	6,374,961	(1,214,031)	(1,374,056)	3,786,874

	2019

			Related amounts not offset in the
		Net of financial	consolidated statement of
		assets presented	financial position
	Gross amounts	in the consolidated		Cash
	recognized	statements of	Financial	collateral
Details	financial assets	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,092,107	1,092,107	(122,557)	(144,175)	825,375
Cash collateral, reverse repurchase agreements and securities borrowing	4,288,524	4,288,524	(151,538)	(2,893,723)	1,243,263
Available-for-sale and held-to-maturity investments pledged as collateral	3,157,981	3,157,981	(3,208,973)	—	(50,992)
Total	8,538,612	8,538,612	(3,483,068)	(3,037,898)	2,017,646

Schedule of summary of financial liabilities subject to offsetting

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2020
		Net amounts of
		financial liabilities
		presented in the	Related amounts not offset in the
		consolidated	consolidated statement of
	Gross amounts of	statement of	financial position
	recognized	financial	Financial	Cash collateral
Details	financial liabilities	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,205,213	1,205,213	85,156	(269,024)	1,021,345
Payables on repurchase agreements and securites lending	27,923,617	27,923,617	(22,637,034)	(1,601,200)	3,685,383
Total	29,128,830	29,128,830	(22,551,878)	(1,870,224)	4,706,728

	2019
		Net amounts of
		financial liabilities
		presented in the	Related amounts not offset in the
		consolidated	consolidated statement of
	Gross amounts of	statement of	financial position
	recognized	financial	Financial	Cash collateral
Details	financial liabilities	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,040,282	1,040,282	122,557	(186,384)	976,455
Payables on repurchase agreements and securites lending	7,678,016	7,678,016	(3,208,973)	(3,293,837)	1,175,206
Total	8,718,298	8,718,298	(3,086,416)	(3,480,221)	2,151,661

Schedule of VAR by risk type

The Group’s VaR showed an increase as of December 31, 2020, due to the Rate Effect and Price Effect due to greater volatility in the market risk factors caused by the COVID-19 pandemic; Likewise, due to a greater exposure in Fixed Income instruments, mainly in Banco de Crédito del Perú and Credicorp Capital Colombia. The VaR was kept within the risk appetite limits established by the Risk Management of each Subsidiary

As of December 31, 2020 and 2019, the Group’s VaR by risk type is as follows:

	2020	2019
	S/(000)	S/(000)

Interest rate risk	163,982	9,274
Price risk	55,748	7,809
Volatility risk	708	463
Diversification effect	(84,977)	(6,245)
Consolidated VaR by type of risk	135,461	11,301

Schedule of detailed information about assets and liabilities by currencies

Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2020 and 2019, the Group’s assets and liabilities by currencies were as follows:

	2020				2019
			Other				Other
	Soles	U.S. Dollars	currencies	Total	Soles	U.S. Dollars	currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	10,689,167	24,030,096	2,033,731	36,752,994	3,960,190	20,762,648	1,263,924	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowing	−	2,030,165	364,137	2,394,302	150,009	3,389,090	749,425	4,288,524
Investments:
At fair value through profit or loss	1,106,875	3,531,911	1,828,685	6,467,471	800,370	1,053,925	1,996,467	3,850,762
At fair value through other comprehensive income	32,423,989	9,600,018	1,217,428	43,241,435	18,221,102	6,869,840	532,582	25,623,524
At amortized cost	4,844,238	89,095	29,049	4,962,382	3,355,579	100,299	21,168	3,477,046
Loans, net	84,761,689	33,998,843	9,000,593	127,761,125	66,737,870	35,598,141	8,149,706	110,485,717
Financial assets designated at fair value through profit or loss	23,477	799,793	−	823,270	44,223	576,321	—	620,544
Other assets	1,524,882	2,768,455	857,489	5,150,826	2,055,836	2,142,237	678,111	4,876,184
Total monetary assets	135,374,317	76,848,376	15,331,112	227,553,805	95,325,179	70,492,501	13,391,383	179,209,063

Monetary liabilities
Deposits and obligations	(76,179,373)	(55,636,591)	(10,549,538)	(142,365,502)	(56,769,748)	(46,319,179)	(8,916,458)	(112,005,385)
Payables from repurchase agreements and securities lending	(26,011,980)	(255,607)	(1,656,030)	(27,923,617)	(5,068,896)	(734,441)	(1,874,679)	(7,678,016)
Due to bank and correspondents	(4,158,523)	(1,454,565)	(365,169)	(5,978,257)	(3,798,717)	(4,709,610)	(333,405)	(8,841,732)
Lease liabilities	(257,702)	(409,866)	(83,010)	(750,578)	(144,752)	(605,036)	(80,365)	(830,153)
Financial liabilities at fair value through profit or loss	(87,715)	(340,774)	(133,113)	(561,602)	—	(94,475)	(399,225)	(493,700)
Technical reserves for claims and insurance	(6,245,669)	(5,400,003)	(29,404)	(11,675,076)	(5,642,772)	(4,301,468)	(5,993)	(9,950,233)
Bonds and notes issued	(3,454,685)	(12,520,242)	(344,480)	(16,319,407)	(4,028,893)	(10,660,989)	(256,481)	(14,946,363)
Other liabilities	(2,492,261)	(2,864,519)	(1,029,697)	(6,386,477)	(3,541,350)	(1,951,682)	(874,416)	(6,367,448)
Total monetary liabilities	(118,887,908)	(78,882,167)	(14,190,441)	(211,960,516)	(78,995,128)	(69,376,880)	(12,741,022)	(161,113,030)
	16,486,409	(2,033,791)	1,140,671	15,593,289	16,330,051	1,115,621	650,361	18,096,033

Forwards position, net	(36,268)	198,835	(164,334)	(1,767)	1,534,948	(1,351,414)	(116,899)	66,635
Currency swaps position, net	(2,854,724)	1,054,037	−	(1,800,687)	281,672	(281,672)	—	—
Cross currency swaps position, net	(1,229,834)	578,389	(313,022)	(964,467)	(787,355)	692,525	(57,715)	(152,545)
Options, net	(32,123)	32,123	−	−	25,071	(25,071)	—	—

Accounting hedge (investment abroad) (*)	—	490,385	−	490,385	—	—	—	—

Net monetary position	12,333,460	319,978	663,315	13,316,753	17,384,387	149,989	475,747	18,010,123

(*) As of December 31, 2020, an accounting hedge of a net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding Corporation. The hedged amount is approximately US$135.4 million, equivalent to S/490.3 million.

Schedule of detailed information about cash flows associated with the remaining contractual maturities

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2020						2019
	Up to a	From 1 to	From 3 to	From 1 to	Over 5		Up to a	From 1 to	From 3 to	From 1 to	Over 5
	month	3 months	12 months	5 years	Year	Total	month	3 months	12 months	5 years	Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	47,587,613	33,012,127	47,692,934	89,394,618	47,041,495	264,728,787	35,352,840	22,105,919	49,635,736	63,189,798	42,676,791	212,961,084

Financial liabilities by type -
Deposits and obligations	40,780,477	11,340,863	20,204,905	66,342,002	10,220,206	148,888,453	33,056,293	10,879,383	22,008,052	42,265,306	9,820,049	118,029,083
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	764,998	3,572,866	9,498,586	24,114,558	3,748,182	41,699,190	3,917,690	1,827,617	1,928,676	1,964,421	8,143,235	17,781,639
Accounts payable to reinsurers	72,060	209,035	40,349	17,002	—	338,446	46,144	133,864	25,838	10,888	—	216,734
Financial liabilities designated at fair value through profit or loss	561,602	—	—	—	—	561,602	493,700	—	—	—	—	493,700
Bonds and notes issued	3	432,446	1,259,147	14,103,090	626,680	16,421,366	549,434	149,009	2,138,869	11,255,465	2,709,880	16,802,657
Lease liabilities	37,557	31,718	109,969	425,566	173,744	778,554	10,857	21,751	96,013	434,797	468,213	1,031,631
Other liabilities	2,507,012	262,080	198,629	302,056	1,271,750	4,541,527	2,719,050	285,956	347,590	217,701	1,200,736	4,771,033
Total liabilities	44,723,709	15,849,008	31,311,585	105,304,274	16,040,562	213,229,138	40,793,168	13,297,580	26,545,038	56,148,578	22,342,113	159,126,477

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	548,397	1,309,229	574,501	1,075,567	1,003,295	4,510,989	921,774	722,448	1,244,120	966,488	966,870	4,821,700
Contractual amounts payable (outflows)	117,572	1,032,719	429,197	1,206,819	951,855	3,738,162	501,611	435,484	787,985	1,224,424	983,394	3,932,898
Total liabilities	430,825	276,510	145,304	(131,252)	51,440	772,827	420,163	286,964	456,135	(257,936)	(16,524)	888,802

Schedule of summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans

The following is a summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans , it should be noted that impaired loans are loans in default that are located in phase 3:

	2020				2019
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	66,039,657	8,159,561	—	74,199,218	56,270,934	2,948,066	—	59,219,000
Past due but not impaired	371,432	266,533	—	637,965	815,751	250,311	—	1,066,062
Impaired	—	—	5,062,586	5,062,586	—	—	2,812,011	2,812,011
Gross	66,411,089	8,426,094	5,062,586	79,899,769	57,086,685	3,198,377	2,812,011	63,097,073

Less: Allowance for loan losses	717,445	659,272	1,755,096	3,131,813	416,692	161,190	982,950	1,560,832

Total, net	65,693,644	7,766,822	3,307,490	76,767,956	56,669,993	3,037,187	1,829,061	61,536,241

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	17,760,423	1,069,247	—	18,829,670	17,477,899	507,910	—	17,985,809
Past due but not impaired	303,647	291,165	—	594,812	424,741	270,792	—	695,533
Impaired	−	−	1,143,896	1,143,896	—	—	994,479	994,479
Gross	18,064,070	1,360,412	1,143,896	20,568,378	17,902,640	778,702	994,479	19,675,821

Less: Allowance for loan losses	160,945	109,666	638,845	909,456	43,217	25,710	472,718	541,645

Total, net	17,903,125	1,250,746	505,051	19,658,922	17,859,423	752,992	521,761	19,134,176

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	11,494,102	7,936,951	—	19,431,053	13,363,213	1,535,064	—	14,898,277
Past due but not impaired	64,318	522,530	—	586,848	301,879	299,700	—	601,579
Impaired	−	−	1,972,003	1,972,003	—	—	1,253,969	1,253,969
Gross	11,558,420	8,459,481	1,972,003	21,989,904	13,665,092	1,834,764	1,253,969	16,753,825

Less: Allowance for loan losses	568,588	1,118,054	1,406,014	3,092,656	515,662	249,457	931,587	1,696,706

Total, net	10,989,832	7,341,427	565,989	18,897,248	13,149,430	1,585,307	322,382	15,057,119

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	9,891,072	2,324,121	—	12,215,193	12,108,752	1,932,209	—	14,040,961
Past due but not impaired	102,003	260,839	—	362,842	203,147	278,295	—	481,442
Impaired	−	−	1,627,739	1,627,739	—	—	758,836	758,836
Gross	9,993,075	2,584,960	1,627,739	14,205,774	12,311,899	2,210,504	758,836	15,281,239

Less: Allowance for loan losses	415,223	974,113	1,375,499	2,764,835	263,788	431,433	629,558	1,324,779

Total, net	9,577,852	1,610,847	252,240	11,440,939	12,048,111	1,779,071	129,278	13,956,460

Consolidated of credits	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct credits, Note 7(a)	106,026,654	20,830,947	9,806,224	136,663,825	100,966,316	8,022,347	5,819,295	114,807,958
Total allowance for loan losses, Note 7(a)	1,862,201	2,861,105	5,175,454	9,898,760	1,239,359	867,790	3,016,813	5,123,962
Total net direct credits	104,164,453	17,969,842	4,630,770	126,765,065	99,726,957	7,154,557	2,802,482	109,683,996

Schedule of summary of analysis of financial instruments measured at fair value by level in fair value hierarchy

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2020				2019
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		—	323,425	—	323,425	—	411,656	—	411,656
Interest rate swaps		—	600,718	—	600,718	—	269,219	—	269,219
Foreign currency forwards		—	256,891	—	256,891	—	306,148	—	306,148
Cross currency swaps		—	28,096	—	28,096	—	98,585	—	98,585
Foreign exchange options		—	2,673	—	2,673	—	6,489	—	6,489
Futures		—	2,694	—	2,694	—	10	—	10
	13(b)	—	1,214,497	—	1,214,497	—	1,092,107	—	1,092,107

Investments at fair value through profit of loss	6(a)	3,186,413	2,543,159	737,899	6,467,471	2,320,141	786,477	744,144	3,850,762
Financial assets at fair value through profit of loss	8	808,182	15,088	—	823,270	558,471	62,073	−	620,544

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		5,199,696	8,220,732	—	13,420,428	3,171,451	5,621,363	939	8,793,753
Certificates of deposit BCRP		−	15,364,282	—	15,364,282	−	8,665,272	−	8,665,272
Government treasury bonds		11,615,890	811,526	—	12,427,416	6,194,116	620,465	−	6,814,581
Securitization instruments		53	751,383	—	751,436	−	629,818	−	629,818
Negotiable certificates of deposit		−	898,277	—	898,277	−	377,296	−	377,296
Subordinated bonds		39,047	174,250	—	213,297	29,778	135,609	−	165,387
Other instruments		−	166,203	—	166,203	−	177,417	−	177,417
Equity instruments		182,943	304,291	15,316	502,550	239,555	320,579	19,065	579,199
	6(b)	17,037,629	26,690,944	15,316	43,743,889	9,634,900	16,547,819	20,004	26,202,723
Total financial assets		21,032,224	30,463,688	753,215	52,249,127	12,513,512	18,488,476	764,148	31,766,136

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		—	644,122	—	644,122	—	365,774	—	365,774
Currency swaps		—	181,454	—	181,454	—	366,545	—	366,545
Foreign currency forwards		—	257,999	—	257,999	—	246,960	—	246,960
Cross currency swaps		—	115,475	—	115,475	—	54,775	—	54,775
Foreign exchange options		—	3,547	—	3,547	—	6,089	—	6,089
Futures		—	2,616	—	2,616	—	139	—	139
	13(b)	—	1,205,213	—	1,205,213	—	1,040,282	—	1,040,282

Financial liabilities at fair value through profit or loss		—	561,602	—	561,602	—	493,700	—	493,700
Total financial liabilities		—	1,766,815	—	1,766,815	—	1,533,982	—	1,533,982

Schedule of summary of value of the net assets under administration off the balance sheet

As of December 31, 2020 and 2019, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2020	2019

Pension funds	49,582	53,912
Investment funds and mutual funds	52,174	43,635
Equity managed	25,273	18,387
Bank trusts	5,529	4,834
Total	132,558	120,768

Schedule of summary of results of the sensitivity analysis regarding changes in interest rates

The results of the sensitivity analysis regarding changes in interest rates at December 31, 2020 and 2019 are presented below:

2020
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	+/-	19,640	-/+	391,821
Soles	+/-	75	+/-	29,459	-/+	587,731
Soles	+/-	100	+/-	39,279	-/+	783,642
Soles	+/-	150	+/-	58,919	-/+	1,175,462
U.S. Dollar	+/-	50	+/-	47,929	+/-	345,185
U.S. Dollar	+/-	75	+/-	71,894	+/-	517,777
U.S. Dollar	+/-	100	+/-	95,859	+/-	690,369
U.S. Dollar	+/-	150	+/-	143,788	+/-	1,035,554

2019
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	7,696	-/+	285,699
Soles	+/-	75	-/+	11,544	-/+	428,549
Soles	+/-	100	-/+	15,392	-/+	571,398
Soles	+/-	150	-/+	23,088	-/+	857,097
U.S. Dollar	+/-	50	+/-	52,276	+/-	152,926
U.S. Dollar	+/-	75	+/-	78,413	+/-	229,389
U.S. Dollar	+/-	100	+/-	104,551	+/-	305,852
U.S. Dollar	+/-	150	+/-	156,827	+/-	458,777

Schedule of summary of sensitivity analysis of the U.S. Dollar

	Change in	As of December 31,	As of December 31,
Currency rate sensitivity	currency rates	2020	2019
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	15,237	7,142
Soles in relation to U.S. Dollar	10	29,089	13,635

Appreciation -
Soles in relation to U.S. Dollar	5	(16,841)	(7,894)
Soles in relation to U.S. Dollar	10	(35,553)	(16,665)

Schedule of comparision between the carrying amounts and fair values of the financial instruments which are not measured at fair value, presented in consoliadted financial statemnets of financial positions by level of fair value hierarchy

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2020					2019
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	36,752,994	—	36,752,994	36,752,994	—	25,986,762	—	25,986,762	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowing	—	2,394,302	—	2,394,302	2,394,302	—	4,288,524	—	4,288,524	4,288,524
Investments at amortized cost	5,552,020	113,992	—	5,666,012	4,962,382	3,772,509	124,222	—	3,896,731	3,477,046
Loans, net	—	127,761,125	—	127,761,125	127,761,125	—	110,485,717	—	110,485,717	110,485,717
Premiums and other policies receivable	—	937,223	—	937,223	937,223	—	838,731	—	838,731	838,731
Accounts receivable from reinsurers and coinsurers	—	919,419	—	919,419	919,419	—	791,704	—	791,704	791,704
Due from customers on acceptances	—	455,343	—	455,343	455,343	—	535,222	—	535,222	535,222
Other assets	—	1,823,556	—	1,823,556	1,823,556	—	1,700,861	—	1,700,861	1,700,861
Total	5,552,020	171,157,954	—	176,709,974	176,006,344	3,772,509	144,751,743	—	148,524,252	148,104,567

Liabilities
Deposits and obligations	—	142,365,502	—	142,365,502	142,365,502	—	112,005,385	—	112,005,385	112,005,385
Payables on repurchase agreements and securities lending	—	27,923,617	—	27,923,617	27,923,617	—	7,678,016	—	7,678,016	7,678,016
Due to Banks and correspondents and other entities	—	6,327,779	—	6,327,779	5,978,257	—	9,032,177	—	9,032,177	8,841,732
Banker’s acceptances outstanding	—	455,343	—	455,343	455,343	—	535,222	—	535,222	535,222
Payable to reinsurers and coinsurers	—	338,446	—	338,446	338,446	—	216,734	—	216,734	216,734
Lease liabilities	—	750,578	—	750,578	750,578	—	830,153	—	830,153	830,153
Bond and notes issued	—	17,264,023	—	17,264,023	16,319,407	—	15,638,835	—	15,638,835	14,946,363
Other liabilities	—	3,273,754	—	3,273,754	3,273,754	—	3,206,544	—	3,206,544	3,206,544
Total	—	198,699,042	—	198,699,042	197,404,904	—	149,143,066	—	149,143,066	148,260,149

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Concentration of financial instruments exposed to credit risk

As of December 31, 2020 and 2019 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2020					2019
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	3,511,686	67,821	155,598,019	34,208,824	193,386,350	688,099	138,293	130,436,702	20,674,142	151,937,236
Bolivia	584,879	—	10,718,164	708,784	12,011,827	494,547	—	9,218,219	555,028	10,267,794
United States of America	444,924	459,266	3,288,720	4,922,144	9,115,054	568,588	275,991	982,944	2,746,987	4,574,510
Colombia	1,387,406	4,788	2,264,768	1,147,770	4,804,732	1,346,042	21,289	2,627,353	385,794	4,380,478
Chile	420,527	5,315	1,446,246	618,572	2,490,660	683,822	34,606	2,047,951	450,382	3,216,761
Brazil	104,774	—	752,257	86,673	943,704	6,023	5,867	485,594	40,472	537,956
Mexico	113,988	42,336	1,942	408,567	566,833	28,846	18,093	5,962	247,713	300,614
Panama	25,624	—	405,941	131,722	563,287	—	—	905,675	91,571	997,246
Canada	26,894	373	70,562	119,897	217,726	29,976	—	109,233	108,494	247,703
Europe:
France	423,711	1,890	32,864	253,152	711,617	227,823	8,850	27,244	169,632	433,549
Others in Europe	392,808	42,991	85,541	137,469	658,809	127,915	17,184	83,979	46,331	275,409
United Kingdom	27,869	18,870	369,455	140,302	556,496	189,658	14,950	273,477	80,965	559,050
Spain	26,152	—	42,157	76,770	145,079	11,105	—	32,836	32,366	76,307
Switzerland	494	799	74,246	60,378	135,917	514	—	980	26,136	27,630
Netherlands	952	1,526	122,696	50,676	175,850	—	—	26,024	108,343	134,367
Multilateral Organizations (**)	—	—	—	150,656	150,656	—	—	−	28,733	28,733
Others	189,280	177,295	732,766	521,533	1,620,874	539,911	85,421	840,394	409,634	1,875,360
Total	7,681,968	823,270	176,006,344	43,743,889	228,255,471	4,942,869	620,544	148,104,567	26,202,723	179,870,703

(*)   It includes non-trading investments that did not pass SPPI test.

(**) It corresponds to instruments issued by the Banco de Desarrollo de América Latina (before CAF) and by the Banco Interamericano de Desarrollo (BID).

Market price change risk [Member]
Disclosure of financial risk management [line Items]
Schedule of summary of results of the sensitivity analysis regarding changes in interest rates

The market price sensitivity tests as of December 31, 2020 and 2019 are presented below:

Equity securities
Measured at fair value
through other comprehensive	Change in
income	market prices		2020	2019
	%		S/(000)	S/(000)

Equity securities	+/-	10	50,255	57,920
Equity securities	+/-	25	125,638	144,800
Equity securities	+/-	30	150,765	173,760

Funds
Measured at fair value	Change in
through profit or loss	market prices		2020	2019
	%		S/(000)	S/(000)

Participation in mutual funds	+/-	10	96,665	59,127
Participation in mutual funds	+/-	25	241,661	147,818
Participation in mutual funds	+/-	30	289,994	177,381
Restricted mutual funds	+/-	10	43,688	46,009
Restricted mutual funds	+/-	25	109,220	115,022
Restricted mutual funds	+/-	30	131,064	138,026
Participation in RAL funds	+/-	10	27,882	30,040
Participation in RAL funds	+/-	25	69,705	75,100
Participation in RAL funds	+/-	30	83,646	90,119
Investment funds	+/-	10	36,160	30,576
Investment funds	+/-	25	90,399	76,440
Investment funds	+/-	30	108,479	91,728
Hedge funds	+/-	10	12,694	3,364
Hedge funds	+/-	25	31,735	8,410
Hedge funds	+/-	30	38,081	10,092
Exchange Trade Funds	+/-	10	3,209	1,360
Exchange Trade Funds	+/-	25	8,021	3,399
Exchange Trade Funds	+/-	30	9,626	4,079

Interest rate risk
Disclosure of financial risk management [line Items]
Concentration of financial instruments exposed to credit risk

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2020
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	20,110,489	1,607,867	2,052,436	7,682,481	149,669	7,544,354	39,147,296
Investments	4,639,795	11,068,740	2,777,817	8,783,106	20,934,358	502,455	48,706,271
Loans, net	12,721,639	15,427,902	31,709,621	54,248,434	16,352,436	(2,698,907)	127,761,125
Financial assets designated at fair value through profit or loss	—	—	—	—	—	823,270	823,270
Premiums and other policies receivable	897,086	25,288	9,472	5,377	—	—	937,223
Accounts receivable from reinsurers and coinsurers	726	164,184	730,963	1,930	675	20,941	919,419
Other assets (*)	83,113	2,961	34,482	9,539	—	2,176,901	2,306,996
Total assets	38,452,848	28,296,942	37,314,791	70,730,867	37,437,138	8,369,014	220,601,600

Liabilities
Deposits and obligations	38,284,217	10,646,664	18,968,119	62,281,065	9,594,605	2,590,832	142,365,502
Payables from repurchase agreements and securities lending	620,946	2,900,084	7,709,973	19,573,712	3,042,388	54,771	33,901,874
Accounts payable to reinsurers and coinsurers	72,060	209,035	40,349	17,002	—	—	338,446
Technical reserves for claims and insurance premiums	296,493	810,514	1,355,486	3,133,235	5,752,899	326,449	11,675,076
Financial liabilities at fair value through profit or loss	—	—	—	—	—	561,602	561,602
Bonds and Notes issued	3	425,231	1,238,141	13,867,807	616,225	172,000	16,319,407
Other liabilities (*)	601,545	49,851	8,185	—	—	3,247,834	3,907,415
Equity	—	—	—	—	—	25,445,647	25,445,647
Total liabilities and equity	39,875,264	15,041,379	29,320,253	98,872,821	19,006,117	32,399,135	234,514,969

Off-balance-sheet accounts
Derivative financial assets	547,271	1,307,322	557,277	341,564	—	—	2,753,434
Derivative financial liabilities	112,357	1,017,607	360,010	1,046,481	238,600	—	2,775,055
	434,914	289,715	197,267	(704,917)	(238,600)	—	(21,621)
Marginal gap	(987,502)	13,545,278	8,191,805	(28,846,871)	18,192,421	(24,030,121)	(13,934,990)
Accumulated gap	(987,502)	12,557,776	20,749,581	(8,097,290)	10,095,131	(13,934,990)	—

(*)Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2019
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	12,702,384	1,841,425	3,683,141	5,351,933	125,088	6,571,315	30,275,286
Investment	1,462,956	1,346,028	7,786,732	5,876,624	12,628,641	578,788	29,679,769
Loans, net	14,595,317	17,107,120	28,291,817	35,086,667	15,737,689	(332,893)	110,485,717
Financial assets designated at fair value through profit or loss	—	—	—	—	—	620,544	620,544
Premiums and other policies receivable	802,558	22,866	8,496	4,811	—	—	838,731
Accounts receivable from reinsurers and coinsurers	734	120,600	668,551	1,348	471	—	791,704
Other assets (*)	273,338	38,841	8	—	—	2,023,067	2,335,254
Total assets	29,837,287	20,476,880	40,438,745	46,321,383	28,491,889	9,460,821	175,027,005

Liabilities
Deposits and obligations	29,478,976	9,711,623	19,010,084	43,285,525	7,339,092	3,180,085	112,005,385
Payables from repurchase agreements and securities lending	3,742,155	3,269,341	4,969,337	1,784,133	2,528,985	225,797	16,519,748
Accounts payable to reinsurers and coinsurers	46,144	133,864	25,838	10,888	—	—	216,734
Technical reserves for claims and insurance premiums	266,556	703,337	1,166,055	2,703,092	5,056,900	54,293	9,950,233
Financial liabilities at fair value through profit or loss	—	—	—	—	—	493,700	493,700
Bonds and Notes issued	180,311	252,316	1,683,166	10,060,986	2,753,679	15,905	14,946,363
Other liabilities (*)	437,529	361,087	3,765	—	—	3,008,995	3,811,376
Equity	—	—	—	—	—	26,746,310	26,746,310
Total liabilities and equity	34,151,671	14,431,568	26,858,245	57,844,624	17,678,656	33,725,085	184,689,849

Off-balance-sheet accounts
Derivative financial assets	2,806,693	2,849,046	454,349	272,223	165,700	—	6,548,011
Derivative financial liabilities	323,360	821,872	3,798,631	1,110,774	406,320	—	6,460,957
	2,483,333	2,027,174	(3,344,282)	(838,551)	(240,620)	—	87,054
Marginal gap	(1,831,051)	8,072,486	10,236,218	(12,361,792)	10,572,613	(24,264,264)	(9,575,790)
Accumulated gap	(1,831,051)	6,241,435	16,477,653	4,115,861	14,688,474	(9,575,790)	—

(*)Other assets and other liabilities only include financial accounts.